LOAN PAYABLE	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
LOAN PAYABLE

8.	LOAN PAYABLE

During May 2021, a party lent the Company $50,000. During the year ended December 31, 2024, the Company repaid the principal amount of $30,000. As of March 31, 2025, the loan has the outstanding principal of $20,000 and accrued interest in the amount of $17,997 (March 31, 2024 - $14,219).